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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the quarter ended November 30, 2009. These series have February 28 fiscal year end.

Date of reporting period: November 30, 2009

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.0%
Cash Management Bill, 0.44%, 06/17/2010 ß	$25,000,000	$24,939,500
U.S. Treasury Bills ß:
0.02%, 12/17/2009	7,758,000	7,757,915
0.03%, 12/17/2009	45,000,000	44,999,400
0.04%, 12/03/2009-02/11/2010	119,931,000	119,925,009
0.05%, 12/03/2009-12/24/2009	166,320,000	166,316,869
0.06%, 12/17/2009-12/31/2009	73,298,000	73,294,849
0.07%, 12/10/2009-12/31/2009	100,162,000	100,160,253
0.09%, 12/24/2009	2,318,000	2,317,860
0.10%, 12/17/2009-12/31/2009	25,208,000	25,206,922
0.17%, 04/22/2010	25,000,000	24,983,236
0.27%, 02/04/2010	25,000,000	24,987,835
0.34%, 12/10/2009	25,000,000	24,997,878
0.51%, 04/01/2010	40,000,000	39,930,828
U.S. Treasury Notes, 1.75%, 03/31/2010	25,000,000	25,120,172

Total Investments (cost $704,938,526) 100.0%		704,938,526
Other Assets and Liabilities 0.0%		222,950

Net Assets 100.0%		$705,161,476

ß	Rate shown represents the yield to maturity at date of purchase.

On November 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment   speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of   investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$704,938,526	$0	$704,938,526

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 3.6%
Bank of Montreal, 0.18%, 01/20/2010	$85,000,000	$85,000,000
Calyon, 0.39%, 12/15/2009	50,000,000	50,009,487
Dexia Credit Local SA, 1.02%, 08/13/2010	145,000,000	145,020,335

Total Certificates of Deposit (cost $280,029,822)		280,029,822

COMMERCIAL PAPER 78.5%
Asset-Backed 39.5%
Allied Irish Banks plc, 0.29%, 12/07/2009	35,000,000	34,998,308
Amstel Funding Corp.:
0.55%, 12/01/2009	26,745,000	26,745,000
1.00%, 12/16/2009	48,000,000	47,980,000
1.20%, 12/04/2009	70,000,000	69,993,000
Antalis U.S. Funding Corp.:
0.18%, 12/21/2009	40,000,000	39,996,000
0.22%, 12/18/2009	50,000,000	49,994,806
Arabella Finance, Ltd., 0.52%, 12/07/2009	50,000,000	49,995,667
Atlantic Asset Securitization Corp., 0.15%, 12/01/2009	85,000,000	85,000,000
Autobahn Funding Co., LLC:
0.25%, 12/22/2009	50,000,000	49,992,708
0.45%, 12/02/2009	50,000,000	49,999,375
Beethoven Funding Corp., 0.50%, 12/18/2009	85,000,000	84,979,931
BNZ International Funding, Ltd., 0.22%, 01/28/2010	30,000,000	29,989,367
Cancara Asset Securitization, LLC:
0.22%, 12/09/2009	50,000,000	49,997,556
0.22%, 12/14/2009	60,000,000	59,995,233
Charta Corp., 0.20%, 12/01/2009	30,450,000	30,450,000
Ciesco, LLC, 0.18%, 12/02/2009	30,000,000	29,999,850
Clipper Receivables Co.:
0.18%, 12/01/2009	105,000,000	105,000,000
0.20%, 01/08/2010	50,000,000	49,989,444
Concord Minutemen Capital Co., LLC, 0.55%, 12/01/2009	140,000,000	140,000,000
Crown Point Capital Co.:
0.50%, 01/25/2010	25,000,000	24,980,903
0.55%, 02/18/2010	95,000,000	94,885,340
Elysian Funding, LLC, 0.42%, 12/07/2009	75,000,000	74,994,750
Erasmus Capital Corp.:
0.21%, 12/01/2009	20,000,000	20,000,000
0.22%, 12/02/2009	37,500,000	37,499,771
Falcon Asset Security Corp., LLC, 0.14%, 12/07/2009	44,250,000	44,248,968
Gemini Securitization Corp., 0.16%, 12/01/2009	43,423,000	43,423,000
Govco, LLC:
0.20%, 12/01/2009	72,748,000	72,748,000
0.20%, 01/11/2010	25,000,000	24,994,306
Grampian Funding, LLC, 0.40%, 01/06/2010	130,000,000	129,948,000
Intesa Funding, LLC, 0.15%, 12/02/2009	140,000,000	139,999,417
Lexington Parker Capital Co., LLC, 0.55%, 02/04/2010	120,000,000	119,880,833
Liberty Funding, LLC, 0.14%, 12/01/2009	145,000,000	145,000,000
LMA SA, 0.20%, 12/29/2009	100,000,000	99,984,445
Mont Blanc Capital Corp., 0.16%, 12/01/2009	55,000,000	55,000,000
Nieuw Amsterdam Receivables Co.:
0.15%, 12/01/2009	25,000,000	25,000,000
0.23%, 12/03/2009	15,000,000	14,999,808
0.24%, 01/07/2010	60,000,000	59,985,200
Park Avenue Receivables Corp., 0.12%, 12/01/2009	75,000,000	75,000,000
Regency Markets No. 1, LLC, 0.19%, 12/17/2009	53,464,000	53,459,485
Rhein Main Securitization, Ltd.:
0.22%, 12/14/2009	29,085,000	29,082,689
0.23%, 12/14/2009	50,806,000	50,801,780
0.30%, 01/25/2010	40,000,000	39,981,667

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS (continued)

November 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Rheingold Securitisation, Ltd., 0.35%, 02/24/2010	$72,000,000	$71,940,500
Romulus Funding Corp.:
0.30%, 12/14/2009	35,000,000	34,996,208
0.35%, 12/04/2009	42,000,000	41,998,775
Scaldis Capital, LLC:
0.24%, 12/04/2009	30,000,000	29,999,400
0.24%, 12/16/2009	40,000,000	39,996,000
Solitaire Funding, LLC:
0.25%, 01/12/2010	40,000,000	39,988,333
0.25%, 01/19/2010	40,000,000	39,986,389
0.25%, 01/25/2010	35,000,000	34,986,632
Starbird Funding Corp., 0.15%, 12/01/2009	25,000,000	25,000,000
Surrey Funding Corp., 0.22%, 01/20/2010	22,600,000	22,593,094
Tasman Funding, Inc., 0.29%, 01/15/2010	50,032,000	50,013,863
Versailles CDS, LLC, 0.48%, 01/05/2010	95,000,000	94,955,667

		3,087,449,468

Capital Markets 1.6%
State Street Corp., 0.21%, 02/17/2010	125,000,000	124,943,125

Commercial Banks 24.6%
Allied Irish Banks plc, 0.30%, 12/14/2009	120,000,000	119,987,000
Bank of New Zealand International Funding, Ltd., 0.25%, 12/03/2009	100,000,000	99,998,611
BNP Paribas SA, 0.18%, 12/14/2009	100,000,000	99,993,500
BPCE:
0.20%, 12/16/2009	25,000,000	24,997,917
0.25%, 02/24/2010	10,000,000	9,994,097
0.26%, 03/01/2010	43,000,000	42,972,050
0.28%, 12/11/2009	40,000,000	39,996,889
Commerzbank U.S. Finance, Inc., 0.21%, 12/31/2009	120,000,000	120,000,499
Danske Corp., 0.25%, 12/15/2009	145,000,000	144,986,185
DnB NOR Bank ASA, 0.19%, 02/26/2010	150,000,000	149,931,125
Irish Permanent Treasury:
0.34%, 12/09/2009	70,000,000	69,994,711
0.35%, 12/07/2009	85,000,000	84,995,042
Lloyds Bank plc:
0.19%, 12/01/2009	30,000,000	30,000,000
0.21%, 02/17/2010	125,000,000	124,943,125
Natixis, 0.15%, 12/14/2009	150,000,000	149,991,875
Rabobank USA Financial Corp., 0.27%, 05/17/2010	150,000,000	149,812,125
Societe Generale, 0.30%, 05/17/2010	100,000,000	99,860,833
Swedbank AB:
0.54%, 12/11/2009	60,000,000	59,991,000
0.82%, 02/12/2010	50,000,000	49,916,861
0.82%, 02/18/2010	100,000,000	99,820,056
Unicredito Italiano SpA, 0.33%, 01/04/2010	150,000,000	149,953,250

		1,922,136,751

Consumer Finance 0.5%
ENI Finance USA, Inc., 0.15%, 12/21/2009	36,000,000	35,997,000

Diversified Financial Services 10.6%
Dexia Delaware, LLC, 0.25%, 12/04/2009	160,000,000	159,996,667
Eksportfinans ASA:
0.15%, 12/15/2009	20,000,000	19,998,833
0.20%, 12/15/2009	50,000,000	49,996,111
Fortis Funding, LLC, 0.21%, 12/07/2009	130,000,000	129,995,450
ING (U.S.) Funding, LLC, 0.23%, 12/14/2009	150,000,000	149,987,542

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS (continued)

November 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services continued
JPMorgan Chase & Co., 0.17%, 12/04/2009	$170,000,000	$169,997,592
San Paolo IMI U.S. Financial Co.:
0.13%, 12/21/2009	100,000,000	99,992,778
0.13%, 12/22/2009	45,000,000	44,996,587

		824,961,560

Insurance 1.3%
Prudential plc, 0.25%, 02/05/2010	100,000,000	99,954,166

Thrifts & Mortgage Finance 0.4%
Nationwide Building Society, 0.24%, 01/12/2010	30,000,000	29,991,600

Total Commercial Paper (cost $6,125,433,670)		6,125,433,670

MASTER NOTE 2.1%
Bank of America Corp., 0.29%, 12/01/2009 (cost $165,000,000)	165,000,000	165,000,000

TIME DEPOSITS 2.3%
Bank of Ireland, 0.29%, 12/02/2009	150,000,000	150,000,000
Societe Generale, 0.14%, 12/01/2009	30,000,000	30,000,000

Total Time Deposits (cost $180,000,000)		180,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 11.5%
FFCB, FRN, 0.82%, 02/04/2010	125,000,000	125,000,000
FHLB, FRN:
0.15%, 12/23/2009	150,000,000	149,990,014
0.48%, 12/01/2009	125,000,000	125,000,000
FHLMC, FRN, 0.67%, 12/01/2009	250,000,000	250,000,000
FNMA, FRN, 0.17%, 01/13/2010	250,000,000	250,010,257

Total U.S. Government & Agency Obligations (cost $900,000,271)		900,000,271

REPURCHASE AGREEMENT 0.3%
State Street Corp., 0.10%, dated 11/30/2009, maturing 12/01/2009, maturity value $24,778,791 ^^ (cost $24,778,722)	24,778,722	24,778,722

Total Investments (cost $7,675,242,485) 98.3%		7,675,242,485
Other Assets and Liabilities 1.7%		131,563,919

Net Assets 100.0%		$7,806,806,404

^^	Collateralized by $26,000,000 U.S. Treasury Bill, 0.00%, 05/27/2010, value is $25,967,500.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On November 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS (continued)

November 30, 2009 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$6,290,433,670	$0	$6,290,433,670
Debt securities issued by U.S. Treasury and U.S. government agencies	0	900,000,271	0	900,000,271
Repurchase agreements	0	24,778,722	0	24,778,722
Other	0	460,029,822	0	460,029,822

	$0	$7,675,242,485	$0	$7,675,242,485

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 1.9%
AIRPORT 1.0%
Chicago, IL O’Hare Intl. Arpt. Commercial Paper Notes, Ser. 2005-B, 0.32%, 12/04/2009, (LOC: Fortis Bank & SPA: Dexia SA)	$25,017,000	$25,017,000
Miami-Dade Cnty., FL Commercial Paper Notes:
Miami Int. Airport Proj., Ser. B:
0.30%, 12/04/2009, (SPA: Dexia SA)	14,755,000	14,755,000
0.30%, 12/04/2009, (SPA: Dexia SA & BNP Paribas SA)	4,375,000	4,375,000
Miami Intl. Airport Proj., Ser. B, 0.40%, (SPA: BNP Paribas SA & SPA: Dexia SA)	23,641,000	23,641,000

		67,788,000

INDUSTRIAL DEVELOPMENT REVENUE 0.9%
Mercer Cnty., ND Pollution Control Refunding Revenue Notes, Ser. 1, 0.37%, 12/08/2009	65,000,000	65,000,000

Total Commercial Paper (cost $132,788,000)		132,788,000

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 3.0%
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 0.32%, VRDN, (Insd. by FSA & SPA: Dexia SA)	22,825,000	22,825,000
Ser. 2005-3, 0.32%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,165,000	15,165,000
Ser. A, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,200,000	24,200,000
Broward Cnty., FL Arpt. Sys. RB, Embraer Aircraft Holding Proj., Ser. 2007-A, 0.31%, VRDN, (Liq.: Citibank, NA)	11,000,000	11,000,000
Charlotte, NC Arpt. RRB, Charlotte Douglas Arpt., Ser. D, 0.28%, VRDN, (LOC: Bank of America Corp.)	4,675,000	4,675,000
Chicago, IL O’Hare Intl. Arpt. RB:
ROC RR-II-R 11430, 0.41%, VRDN, (Liq.: Citibank, NA)	21,135,000	21,135,000
Ser. 1990, 0.30%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008-C-1, 0.20%, VRDN, (SPA: Dexia SA)	15,000,000	15,000,000
Lexington-Fayette Cnty., KY Aprt. RB, Ser. A, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,705,000	8,705,000
Miami-Dade Cnty., FL Intl. Arpt. Aviation RB:
Ser. 2008-1139X, 0.42%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	7,500,000	7,500,000
Ser. 34, 0.22%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 0.30%, VRDN, (LOC: Branch Bank & Trust Co.)	3,455,000	3,455,000
Ser. B, 0.45%, VRDN, (LOC: Branch Bank & Trust Co.)	4,785,000	4,785,000
San Francisco, CA City & Cnty. Arpts. RB:
Ser. A, 0.75%, 09/15/2010, (LOC: Bank of New York Mellon Corp.)	3,000,000	3,000,000
Ser. B, 0.75%, 09/15/2010, (Liq.: Morgan Stanley)	12,000,000	12,000,000
San Jose, CA Arpt. RB, Deutsche Bank Spears/Lifers Trust, Ser. DB-479, 0.22%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	35,190,000	35,190,000

		211,505,000

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Broome Cnty., NY Indl. Dev. Agcy. RB, Good Shepherd Village, Endwell, Inc. Proj.:
Ser. B, 0.32%, VRDN, (LOC: M&T Trust Co.)	7,100,000	7,100,000
Ser. C, 0.32%, VRDN, (LOC: M&T Trust Co.)	7,100,000	7,100,000
California Hlth. Facs. Fin. Auth. RB, Northern Presbyterian Homes & Svcs., Inc., Ser. 2004, 0.29%, VRDN, (LOC: Allied Irish Banks plc)	38,805,000	38,805,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.32%, VRDN, (LOC: M&T Trust Co.)	6,985,000	6,985,000
South Central Pennsylvania Gen. Auth. RB, Homewood Hanover Proj., 0.32%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	18,500,000	18,500,000

		78,490,000

EDUCATION 7.0%
California ABAG Fin. Auth. for Nonprofit Corp. RB, Menlo Sch. Proj., 0.20%, VRDN, (LOC: Northern Trust Corp.)	5,000,000	5,000,000
California Edl. Facs. Auth. RB, California Inst. of Tech. Proj., Ser. B, 0.20%, VRDN, (Gtd. by California Inst. of Tech.)	2,950,000	2,950,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Colorado Edl. & Cultural Facs. Auth. RB, Natl. Jewish Federation Proj.:
0.24%, VRDN, (LOC: US Bank)	$5,100,000	$5,100,000
Ser. D1, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,100,000	3,100,000
Ser. A4, 0.24%, VRDN, (LOC: Bank of America Corp.)	3,680,000	3,680,000
Connecticut Hlth. & Edl. Facs. Auth. RB:
Ser. 13TP, 0.22%, VRDN, (LOC: Wells Fargo & Co.) °°	7,300,000	7,300,000
Yale University Proj., Ser. T-2, 0.23%, VRDN, (LOC: Wells Fargo & Co.) °°	12,050,000	12,050,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 0.30%, VRDN, (LOC: US Bank)	11,985,000	11,985,000
Florida Gulf Coast Univ. Fin. Corp. RB, Parking Proj., Ser. A, 0.26%, VRDN, (LOC: Harris NA)	8,000,000	8,000,000
Fulton Cnty., GA Dev. Auth. RB, The Lovett Sch. Proj., Ser. 2008, 0.24%, VRDN, (LOC: SunTrust Banks, Inc.)	27,500,000	27,500,000
Greenville, IL RRB, Greenville College Proj., 1.30%, 11/01/2010, (LOC: National City Bank)	3,335,000	3,335,000
Harris Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Ser. B, 0.27%, VRDN, (LOC: Allied Irish Banks plc)	50,000,000	50,000,000
Illinois Fin. Auth. RB:
Drivers Trust, Ser. 3302, 0.23%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,200,000	6,200,000
University of Chigago Med. Proj., Ser. B-1, 0.19%, VRDN, (SPA: Bank of Montreal)	4,175,000	4,175,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Johns Hopkins Univ. Proj., Ser. 1003, 0.27%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Univ. of Maryland Med. Sys. Proj., Ser. D, 0.20%, VRDN, (LOC: TD Bank, NA)	8,000,000	8,000,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj.:
Ser. U-6D, 0.21%, VRDN, (SPA: Allied Irish Banks plc)	5,000,000	5,000,000
Ser. U-6E, 0.19%, VRDN, (LOC: Bank of Nova Scotia)	13,670,000	13,670,000
Cushing Academy Proj., 0.27%, VRDN, (Gtd. by TD Bank, NA)	12,500,000	12,500,000
Nashville & Davidson Cntys., TN Hlth. & Edl. Facs. RB, Lipscomb Univ. Proj, 0.24%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 0.40%, VRDN, (SPA: Allied Irish Banks plc)	9,275,000	9,275,000
Dartmouth College Proj., Ser. 3069, 0.25%, VRDN, (Liq.: Morgan Stanley)	6,330,000	6,330,000
Dartmouth Hitchcock Proj., Ser. A, 0.30%, VRDN, (Insd. by FSA)	48,735,000	48,735,000
New Mexico Edl. Assistance Foundation RB:
Ser. A, 0.32%, VRDN, (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Ser. A-1, 0.32%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
Ser. A-2, 0.32%, VRDN, (LOC: Royal Bank of Canada)	7,500,000	7,500,000
New York Dorm. Auth. RB, Fordham Univ., 2008, Ser. A-2, 0.26%, VRDN, (LOC: Allied Irish Banks plc)	18,865,000	18,865,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.25%, VRDN, (LOC: Allied Irish Banks plc)	8,700,000	8,700,000
North Carolina Capital Fin. Agcy. RB, Wake Forest Univ. Proj., Ser. 3070, 0.27%, VRDN, (Liq.: Morgan Stanley)	5,000,000	5,000,000
North Carolina Edl. Facs. Auth. RB, Hill Ctr. Proj., 0.28%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
North Carolina Edl. Facs. Fin. Agcy. RB, Charlotte Day Sch. Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	3,270,000	3,270,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 0.30%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,065,000	21,065,000
Oregon Hlth. & Science Univ. RB:
Ser. B-1, 0.26%, VRDN, (LOC: US Bank)	8,000,000	8,000,000
Ser. B-2, 0.22%, VRDN, (LOC: US Bank)	3,300,000	3,300,000
Polk Cnty., FL Sch. Board COP, Ser. 2931Z, 0.57%, VRDN, (LOC: FSA & Liq.: JPMorgan Chase & Co.)	7,130,000	7,130,000
Princeton, OH Sch. Dist. MSTR RB, 0.22%, VRDN, (SPA: Societe Generale)	7,110,000	7,110,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 0.22%, VRDN, (LOC: Bank One)	1,425,000	1,425,000
University of Michigan RB, Ser. A, 0.20%, VRDN	23,500,000	23,500,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, WHEFA Beloit Proj., 0.33%, VRDN, (LOC: Bank of New York Mellon Corp.)	45,000,000	45,000,000
Wyoming Student Loan Corp. RB, Ser. A-3, 0.31%, VRDN, (SPA: Royal Bank of Canada)	40,000,000	40,000,000

		490,915,000

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 0.5%
Chelan Cnty., WA Pub. Util. Dist. No. 1 RB, Chelan Hydro Cons. Sys., Ser. 2001-A, 0.44%, VRDN, (Insd. by BHAC)	$2,770,000	$2,770,000
Illinois Fin. Auth. PCRB, Ser. F, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Michigan Strategic Fund RB, Consumers Energy Co. Proj., 0.30%, VRDN, (Liq.: Wells Fargo & Co.)°°	7,000,000	7,000,000
Ohio Air Quality Dev. Auth. RB:
Dayton Power Proj., Ser. B, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,350,000	8,350,000
Ohio Elec. Corp. Proj., Ser. D, 0.29%, VRDN, (LOC: Bank of Tokyo-Mitsubishi UFJ)	3,570,000	3,570,000
Ohio VY Elec. Corp. Proj., Ser. B, 0.29%, VRDN, (LOC: Bank of Nova Scotia)	2,500,000	2,500,000
San Antonio, TX RB, Drivers Trust, Ser. 3247, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,730,000	2,730,000

		37,120,000

GENERAL OBLIGATION – LOCAL 5.7%
Amityville, NY Union Free Sch. District GO, 1.50%, 06/25/2010	6,000,000	6,034,539
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 0.27%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Berkeley Township, NJ GO BAN, 1.50%, 02/19/2010	10,847,000	10,865,770
Briarcliff Manor, NY GO BAN:
Ser. 2009-D, 1.50%, 03/24/2010, (Gtd. by Briarcliff Manor, NY)	8,175,000	8,200,417
Ser. 2009-E, 1.50%, 09/24/2010, (Gtd. by Briarcliff Manor, NY)	1,849,740	1,857,190
Bronxville, NY GO BAN, Union Free Sch. Dist. Proj., Ser. 2009, 1.50%, 09/24/2010, (Gtd. by Bronxville Union Free Sch. Dist.)	4,430,000	4,456,819
Cayuga Cnty., NY GO BAN, 1.50%, 10/08/2010, (Gtd. by Cayuga Cnty., NY)	8,421,865	8,450,216
Chicago, IL Board of Ed. GO, Ser. 2009-A1, 0.24%, VRDN, (LOC: Harris Trust & Savings)	5,000,000	5,000,000
Chicago, IL Eclipse Funding Trust GO, Solar Eclipse Proj., Ser. 2006-0003, 0.25%, VRDN, (Insd. by FSA & LOC: US Bank)	9,240,000	9,240,000
Chicago, IL GO:
Deutsche Bank Spears-Lifers Trust, Ser. DB-393, 0.25%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	14,525,000	14,525,000
Ser. ZC-1, 1.52%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust, Ser. DBE-637, 0.27%, VRDN, (Liq.: Deutsche Bank AG)	4,200,000	4,200,000
Indianapolis, IN Pub. Impt. GO, Ser. 2009-B, 0.78%, 01/10/2010, (LOC: Bank of New York Mellon Corp.)	14,000,000	14,000,000
Las Vegas, NV GO, Ser. C, 0.22%, VRDN, (Liq: Lloyds TSB Group plc)	3,125,000	3,125,000
Morgan Hill, CA Sch. Dist. MSTR GO, Ser. 39, 0.19%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
Ser. 3823, 0.71%, VRDN, (SPA: Dexia Credit Local)	11,130,000	11,130,000
Ser. A, 0.21%, VRDN, (LOC: JPMorgan Chase & Co.)	4,500,000	4,500,000
Ser. B-2, 0.21%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Ser. B-3, 0.21%, VRDN, (LOC: TD Bank, NA)	38,000,000	38,000,000
Oakland, CA TRAN GO, Ser. A, 2.50%, 07/16/2010, (Insd. by FSA)	20,000,000	20,206,555
Oneida, NY City Sch. Dist. GO, BAN, Fiscal Year 2009, 1.50%, 10/29/2010	10,333,850	10,382,164
Orangetown, NY GO BAN, 1.50%, 09/29/2010, (Gtd. by Orangetown, NY)	4,690,000	4,713,074
Oyster Bay, NY GO, BAN, 2009, Ser. A, 1.00%, 03/12/2010, (LOC: JPMorgan Chase & Co.)	40,000,000	40,048,391
Patchogue-Medford, NY GO BAN, Union Free Sch. Dist. Proj., 1.50%, 06/28/2010, (Gtd. by Patchogue-Medford Union Free Sch. Dist.)	21,000,000	21,047,763
Poway, CA Sch. Dist. GO, Ser. 3063, 0.25%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	10,000,000	10,000,000
Rockland Cnty., NY GO, BAN, 2.50%, 09/02/2010, (Gtd. by Rockland Cnty., NY)	24,411,000	24,674,739
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 0.24%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	20,795,000	20,795,000
Will Cnty., IL GO, Deutsche Bank Spears-Lifers Trust, Ser. DB-365, 0.25%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	19,680,000	19,680,000

		397,805,637

GENERAL OBLIGATION – STATE 4.6%
California GO:
Ser. A-1, 0.23%, VRDN, (LOC: Fortis Bank)	21,500,000	21,500,000
Ser. B, 0.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	26,150,000	26,150,000
California MSTR GO, Ser. 42A, 0.24%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.27%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	$3,627,000	$3,627,000
Colorado GO, Parker Automotive Proj., 0.27%, VRDN, (LOC: US Bank)	3,250,000	3,250,000
District of Columbia GO, ROC RR-II-R 11072, 0.25%, VRDN, (LOC: Citibank, NA)	10,005,000	10,005,000
District of Columbia Refunding GO, Ser. 2008-A, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	10,965,000	10,965,000
Florida Board of Ed. GO, Ser. 137, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,825,000	8,825,000
Florida GO, Eclipse Funding Trust Proj., Ser. 2007-0055, 0.25%, VRDN, (LOC: US Bank)	45,000	45,000
Massachusetts GO:
Drivers Trust, Ser. 3187-Z, 0.30%, VRDN	8,205,000	8,205,000
Ser. 2648, 0.32%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Michigan Muni. Board Auth. State Aid GO:
Ser. 2009-C-1, 3.00%, 08/20/2010	64,000,000	64,724,470
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	24,000,000	24,281,840
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Scotia Bank)	10,000,000	10,117,433
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 0.25%, VRDN, (LOC: US Bank)	7,455,000	7,455,000
Pennsylvania GO, Drivers Trust, Ser. 3250, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,075,000	1,075,000
Texas GO:
Ser. 2008-A, 0.36%, VRDN, (SPA: Dexia SA)	21,500,000	21,500,000
Veterans Hsg. Assistance Proj.:
Ser. II-A, 0.36%, VRDN, (SPA: Dexia SA)	18,380,000	18,380,000
Ser. II-B, 0.28%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	10,720,000	10,720,000
Ser. II-D, 0.33%, VRDN, (LOC: Sumitomo Trust & Banking Co.)	11,580,000	11,580,000
Texas TRAN GO, Ser. 2009, 2.50%, 08/31/2010	38,000,000	38,573,390
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 0.27%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
Ser. 2650-Z, 0.26%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Wisconsin GO, ROC RR-II-R 11604, 0.25%, VRDN, (Liq.: Citibank, NA)	7,100,000	7,100,000

		319,404,133

HOSPITAL 12.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, UPMC Sr. Living Corp. Proj., 0.26%, VRDN, (Insd. by FNMA)	4,205,000	4,205,000
Allegheny Cnty., PA IDA RB, Univ. of Pittsburgh Med. Ctr. Children’s Hosp., Ser. 2004-A, 0.25%, VRDN, (LOC: Bank of America Corp.)	29,900,000	29,900,000
Branch Bank & Trust Muni. Trust RB, Ser. 2041, 0.28%, VRDN, (LOC: Branch Bank & Trust Co.)	4,465,000	4,465,000
California CDA RB, Sutter Hlth. Svcs., Ser. 3102, 0.25%, VRDN, (Liq.: Morgan Stanley)	34,000,000	34,000,000
California Hlth. Facs. Fin. Auth. RB, Eagle 2007-147, Class A, 0.25%, VRDN, (Liq.: Citibank, NA)	24,335,000	24,335,000
Channahon, IL RRB, Morris Hosp. Proj., Ser. A, 0.27%, VRDN, (LOC: US Bank)	2,530,000	2,530,000
Charlotte-Mecklenburg, NC Hosp. Auth. Hlth. Sys. RB, Ser. 2007-G, 0.37%, VRDN, (Insd. by FSA & SPA: Dexia SA)	13,700,000	13,700,000
Charlotte-Mecklenburg, NC Hosp. Auth. Hlth. Sys. RRB, Ser. C, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,000,000	20,000,000
Clackamas Cnty., OR Hosp Facs. Auth. RB, Legacy Hlth. Sys. Proj., Ser. A, 0.21%, VRDN, (LOC: US Bank)	13,700,000	13,700,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj., Ser. 2009, 0.21%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 0.64%, VRDN, (Insd. by MBIA)	37,980,000	37,980,000
Florida RB, Lee Mem. Hlth Svcs. Proj., Ser. 3088, 0.25%, VRDN, (Liq.: Morgan Stanley)	20,035,000	20,035,000
Franklin Cnty., OH Hosp. RRB, U.S. Hlth. Corp. Proj., Ser. A, 0.21%, VRDN, (LOC: US Bank)	9,360,000	9,360,000
Fulton Cnty., GA Dev. Auth. RB, Shepherd Ctr. Proj., 0.24%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	15,000,000	15,000,000
Grand Forks, ND Hosp. Facs. Auth. RB, United Hosp. Proj., 0.22%, VRDN, (LOC: LaSalle Bank NA)	8,840,000	8,840,000
Gwinnett Cnty., GA Hosp. Auth. RB, Gwinnett Hosp. Sys. Proj., Ser. A, 0.26%, VRDN, (Insd. by FHLMC & LOC: SunTrust Banks, Inc.)	10,000,000	10,000,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Hamilton Cnty., OH Hosp. Facs. Auth. RB, Elizabeth Gamble Proj., Ser B, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	$20,797,000	$20,797,000
Hanover Cnty., VA EDA RB, Bon Secours Hlth. Proj., Ser. D-2, 0.21%, VRDN, (LOC: US Bank)	6,895,000	6,895,000
Harris Cnty., TX Hlth. Facs. RRB, Mem. Hermann Healthcare Sys. Proj., Ser. 2008-A, 0.45%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.24%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Hills, IA Hlth. Facs. RB, Mercy Hosp. Proj., 0.38%, VRDN, (LOC: Allied Irish Banks plc)	13,090,000	13,090,000
Illinois Fin. Auth. RB:
Centegra Hlth. Proj., 0.30%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	24,375,000	24,375,000
Children’s Hosp. Proj., Ser. 2008-1098, 0.32%, VRDN, (Insd. by Assured Gty. Corp. & LOC: Bank of America Corp.)	13,250,000	13,250,000
Edward Hosp. Proj., Ser. A, 0.22%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,500,000	14,500,000
Resurrection Hlth. Proj., Ser. 2005-B, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,800,000	11,800,000
Swedish Covenant Proj., Ser. B, 0.31%, VRDN, (LOC: Allied Irish Banks plc)	18,500,000	18,500,000
Illinois Hlth. Facs. Auth. RB:
ROC RR-II-R 401, 0.27%, VRDN, (Insd. by FHA & LOC: Citibank, NA)	7,870,000	7,870,000
Ser. F, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,900,000	7,900,000
Indiana Fin. Auth. Hosp. RB, Clarian Hlth., Ser. B, 0.31%, VRDN, (LOC: Allied Irish Bank plc)	25,395,000	25,395,000
Indiana Fin. Auth. RB:
Parkview Hlth. Sys. Proj., Ser. B, 0.20%, VRDN, (LOC: National City Bank)	8,250,000	8,250,000
Trinity Hlth. Proj., Ser. D 2, 0.21%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	21,250,000	21,250,000
Indiana Hlth. & Eld. Facs. Fin. Auth. RB, Clarian Hlth. Proj., Ser. C, 0.26%, VRDN, (LOC: Branch Bank & Trust Co.)	8,950,000	8,950,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. 385, 0.97%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,640,000	15,640,000
Louisiana Pub. Facs. Auth. RB:
Christus Hlth. Proj., Ser. B-3, 0.20%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,000,000	3,000,000
Commcare Corp. Proj., Ser. 2008-B, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Mercy Ridge Med. Ctr.:
Ser. 2000, 0.24%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	24,000,000	24,000,000
Ser. 2008, 0.27%, VRDN, (SPA: Manufacturers & Traders Trust Co.)	33,770,000	33,770,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Amherst College Proj., Ser. H, 0.48%, 07/08/2010	10,725,000	10,725,000
Mississippi Hosp. Equip. & Facs. Auth. RB, Baptist Mem. Hlth. Proj., Ser. B-2, 0.38%, 01/11/2010, (LOC: Regions Bank NA)	15,000,000	15,000,000
North Carolina Hlth. Care Facs. Auth. RB, Hospice Alamance Proj., 0.28%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
North Carolina Med. Care Cmnty. Healthcare Facs. RB, FirstHealth Carolinas Proj., Ser. B, 0.22%, VRDN, (LOC: Branch Bank & Trust Co.)	15,200,000	15,200,000
North Carolina Med. Care Cmnty. Healthcare Facs. RRB, Univ. Hlth. Sys. Proj., Ser. A1, 0.23%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB:
Baptist Hosp. Proj., Ser. 2009-C, 0.25%, VRDN, (LOC: Branch Bank & Trust Co.)	5,595,000	5,595,000
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.21%, VRDN, (LOC: Bank of America Corp.)	4,900,000	4,900,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. 237, 0.64%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	101,000,000	101,000,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,700,000	11,700,000
Pell City, AL Spl. Care Facs. Auth. RB, Noland Hlth. Svcs., Inc. Proj., Ser. 2009A, 0.25%, VRDN, (LOC: US Bank)	4,000,000	4,000,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Proj., Ser. A-1, 0.26%, VRDN, (LOC: US Bank)	15,500,000	15,500,000
Rhode Island Hlth. & Edl. Building Corp. RB:
Ser. A, 0.30%, VRDN, (SPA: Allied Irish Banks plc)	8,500,000	8,500,000
St. Antoine Proj., Ser. A, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	9,135,000	9,135,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 0.30%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Anmed Hlth. Proj., Ser. C, 0.21%, VRDN, (LOC: Branch Banking & Trust Co.)	5,000,000	5,000,000
St. Charles Cnty., MO RB, United Handicap Svcs., 0.41%, VRDN, (LOC: U.S. Bancorp)	4,350,000	4,350,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
St. Cloud, MN Hlth. Care RRB, Cenracare Htlh. Sys. Proj., Ser. 2009-A, 0.20%, VRDN, (LOC: Bank of Nova Scotia)	$1,000,000	$1,000,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Texas Hlth. Resources Proj., Ser. D, 0.19%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,875,000	3,875,000
Washington Healthcare Facs. Auth. RB, Swedish Hlth. Svcs. Proj., Ser. B, 0.21%, VRDN, (LOC: US Bank)	12,000,000	12,000,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Ministry Healthcare Inc. Proj., Ser. B, 0.38%, VRDN, (LOC: US Bank)	18,135,000	18,135,000

		840,992,000

HOUSING 23.3%
Alaska Hsg. Fin. Corp. RB:
Ser. 2002-A, 0.40%, VRDN, (SPA: Dexia SA)	38,040,000	38,040,000
Ser. 2006-0022, 0.25%, VRDN, (LOC: US Bank)	14,825,000	14,862,951
Ser. A, 0.21%, VRDN, (LOC: US Bank)	59,380,000	59,380,000
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 0.39%, VRDN, (SPA: Royal Bank of Canada)	18,325,000	18,325,000
Atlanta, GA Hsg. Auth. MHRB, Vlgs. at Carver Proj., 0.40%, VRDN, (LOC: SunTrust Banks, Inc.)	3,425,000	3,425,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.27%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California CDA MHRRB, PUTTER, IAC Proj.:
Ser. 2680, 0.37%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	23,000,000	23,000,000
Ser. 2681, 0.52%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	7,300,000	7,300,000
California HFA Home Mtge. RB:
Ser. J, 0.33%, VRDN, (Insd. by FSA & LOC: Lloyds TSB Group plc)	44,265,000	44,265,000
Ser. U, 0.40%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	26,640,000	26,640,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.42%, VRDN, (SPA: State Street Corp.)	5,081,945	5,081,945
Ser. 2004-10, 0.42%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,986,000	5,986,000
Ser. 2005-03, 0.39%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	52,170,000	52,170,000
Ser. 2005-13, 0.39%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	13,462,000	13,462,000
Ser. 2005-14, 0.42%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	16,587,000	16,587,000
Ser. 2005-30, 0.42%, VRDN, (LOC: State Street Corp.)	22,955,000	22,955,000
Ser. 2005-31, 0.42%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	20,690,000	20,690,000
Ser. 2006-02, 0.42%, VRDN, (SPA: State Street Corp.)	21,585,000	21,585,000
Ser. 2006-06, 0.42%, VRDN, (Liq.: State Street Corp.)	18,307,000	18,307,000
Ser. 2006-10, 0.42%, VRDN, (Gtd. by State Street Corp.)	1,895,000	1,895,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 0.34%, VRDN, (Insd. by FNMA)	8,000,000	8,000,000
Dekalb Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 0.57%, VRDN, (Insd. by FHLMC)	10,255,000	10,255,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 0.57%, VRDN, (Insd. by FHLMC)	8,500,000	8,500,000
Galen Terrace Proj., Ser. 4568, 0.57%, VRDN, (Insd. by FHLMC)	4,380,000	4,380,000
Ser. 4275, 0.55%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,995,000	8,995,000
Durham Cnty., NC COP, 0.24%, VRDN, (Insd. by FHLMC & LOC: Suntrust Banks, Inc.)	13,000,000	13,000,000
Duval Cnty., FL MHRB, Camri Green Apts., 0.32%, VRDN, (Insd. by FNMA)	6,900,000	6,900,000
FHLMC MHRB:
Ser. M001, Class A, 0.36%, VRDN, (Insd. by & Liq.: FHLMC)	30,695,115	30,695,115
Ser. M002, Class A, 0.36%, VRDN, (Insd. by FHLMC)	4,425,081	4,425,081
Ser. M008, Class A, 0.36%, VRDN, (Insd. by FHLMC)	20,605,650	20,605,650
Ser. M020, Class A, 0.32%, VRDN, (Insd. by FHLMC)	27,480,000	27,480,000
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 0.36%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,765,000	5,765,000
Fulton Cnty., GA Dev. Auth. RB, St. George Village Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	5,950,000	5,950,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 0.59%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Harris Cnty., TX Hsg. Fin. Corp. MFHRB, Baypointe Apts. Proj., 0.31%, VRDN, (LOC: Citibank, NA)	9,900,000	9,900,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 0.57%, VRDN, (Insd. by FHLMC)	$12,180,000	$12,180,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 0.57%, VRDN, (Insd. by FHLMC)	5,870,000	5,870,000
Illinois HDA RB:
Florida House Proj., Ser. C, 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,465,000	5,465,000
Homeowner Mtg. Proj., Ser. A-3, 0.45%, VRDN, (Liq.: State Street Corp.)	17,900,000	17,900,000
Larkin Vlg. Proj., Ser. A, 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Iowa HFA SFHRB, Ser. N, 0.30%, VRDN, (Insd. by FHLMC & FNMA)	7,250,000	7,250,000
Kentucky Hsg. Corp. RB, Ser. L, 0.36%, VRDN, (SPA: BNP Paribas SA)	7,100,000	7,100,000
Los Angeles, CA Cmnty. Redev. Agcy. MHRB, Second & Central Apts. Proj., Ser. A, 0.25%, VRDN, (LOC: HSBC Bank USA, NA)	16,300,000	16,300,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 0.37%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 0.57%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Macon Trust Pooled Cert. RB, Ser. 1997, 0.52%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	3,280,000	3,280,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 0.57%, VRDN, (Insd. by FHLMC)	9,620,000	9,620,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 0.26%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	43,615,000	43,615,000
0.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
0.56%, VRDN, (Insd. by FHLMC)	23,505,000	23,505,000
Class C, 0.44%, VRDN, (SPA: Lloyds TSB Group plc)	46,530,000	46,530,000
Michigan HDA RB:
Ltd. Oblig. Hsg. Canterbury Proj., Ser. A, 0.45%, VRDN, (LOC: LaSalle Bank, NA)	9,500,000	9,500,000
Rental Hsg. Proj.:
Ser. 2006-A, 0.28%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	53,245,000	53,245,000
Ser. 2006-C, 0.28%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	33,245,000	33,245,000
Ser. A, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	18,265,000	18,265,000
Minnesota Bond Securitization Trust RB:
Ser. S1, 0.47%, VRDN, (LOC: LaSalle Bank, NA)	3,135,000	3,135,000
Ser. S2, 0.47%, VRDN, (LOC: LaSalle Bank, NA)	3,225,000	3,225,000
Minnesota HFA RB, Residential Hsg. Fin. Proj., Ser. C, 0.30%, VRDN, (Gtd. by Minnesota HFA)	8,000,000	8,000,000
Monroe Cnty., NY IDA Civic Facs. RB, Monroe Cmnty. Coll. Proj., Ser. A, 0.25%, VRDN, (LOC: JPMorgan Chase & Co.)	7,620,000	7,620,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.56%, VRDN, (Insd. by FHLMC)	2,425,000	2,425,000
MuniMae Trust RB, 0.72%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 0.90%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York HFA RB:
Archstone Westbury Hsg. Proj., Ser. 2004-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	2,700,000	2,700,000
ROC RR-II-R 11700, Ser. B, 0.32%, VRDN, (Liq.: Citibank, NA)	6,810,000	6,810,000
Ser. L, 0.23%, VRDN, (LOC: Bank of America Corp.)	8,250,000	8,250,000
Ser. M-1, 0.23%, VRDN, (LOC: Bank of America Corp.)	7,850,000	7,850,000
New York Mtge. Agcy. Fixed Rate Homeowner RB, ROC RR-II-R 11703, 0.30%, VRDN, (Liq.: Citibank, NA)	11,460,000	11,460,001
New York State Dorm. Auth. RB, Supported Debt Teresian House Proj., Ser. 2003, 0.32%, VRDN, (LOC: M&T Trust Co.)	18,425,000	18,425,000
New York, NY Drivers Trust RB, Ser. 3381, 0.38%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,650,000	3,650,000
New York, NY HDA MFHRB:
Ser. A, 0.22%, VRDN, (LOC: Bank of America Corp.)	14,875,000	14,875,000
Thessalonica Ct. Proj., Ser. A, 0.30%, VRDN, (LOC: Citibank, NA)	13,800,000	13,800,000
New York, NY Hsg. Dev. Corp. MHRB:
East 165th St., Ser. A, 0.20%, VRDN, (LOC: Citibank, NA)	7,665,000	7,665,000
Ser. 143, ROC RR-II-R 11699, 0.32%, VRDN, (Liq.: Citibank, NA)	6,280,000	6,280,000
Ser. E, 0.50%, 03/15/2010, (Liq.: JPMorgan Chase & Co.)	10,850,000	10,850,000
The Plaza, Ser. 2007-A, 0.20%, VRDN, (LOC: Citibank, NA)	3,050,000	3,050,000
New York, NY SFHRB, Ser. 132, 0.27%, VRDN, (SPA: Dexia SA)	200,000	200,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Ohio HFA RB, Residential Mortgage Proj.:
Ser. B, 0.35%, VRDN, (Insd. by FNMA & SPA: KBC Bank NV)	$19,100,000	$19,100,000
Ser. M, 0.30%, VRDN, (Insd. by FNMA & LOC: Citibank, NA)	11,600,000	11,600,000
Orange Cnty., FL HFA MHRB, Landings on Millenia Blvd. Apts. Proj., Ser. 2002-A, 0.35%, VRDN, (Insd. by FNMA)	6,910,000	6,910,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. E, 0.33%, VRDN, (SPA: KBC Bank)	30,000,000	30,000,000
Ser. H, 0.27%, VRDN, (SPA: KBC Bank)	30,000,000	30,000,000
Pennsylvania HFA SFHRB:
Ser. 2005-88B, 0.36%, VRDN, (SPA: Dexia SA)	7,725,000	7,725,000
Ser. 2008-C, 0.30%, VRDN, (LOC: Bank of America Corp.)	9,105,000	9,105,000
Ser. 88-C, 0.36%, VRDN, (SPA: Dexia SA)	7,000,000	7,000,000
Ser. 93-B, 0.36%, VRDN, (SPA: Dexia SA)	100,000	100,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 0.57%, VRDN, (Insd. by FHLMC)	12,975,000	12,975,000
Sevier Cnty., TN Pub. Bldg. Auth. RB, Interim Loan Program, Ser. B-1, 2.00%, 03/01/2010, (LOC: Allied Irish Banks plc)	12,000,000	12,023,455
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 0.57%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000
South Dakota HDA RB, Homeownership Mtge., Ser. 2009-A, 0.22%, VRDN, (Liq.: FHLMC)	5,000,000	5,000,000
South Dakota Hsg. Dev. Auth. RB:
Ser. C, 0.29%, VRDN, (SPA: South Dakota HDA)	20,800,000	20,800,000
Ser. F, 0.27%, VRDN, (Insd. by FHLMC)	34,000,000	34,000,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 0.37%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 0.42%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Texas Dept. of Hsg. & Cmnty. Affairs MFHRB, Costa Mariposa Apts. Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	6,845,000	6,845,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. A, 0.30%, VRDN, (Insd. by FHLMC, FNMA & GNMA)	10,000,000	10,000,000
Texas Dept. of Hsg. RB, Providence at Rush Creek II Apts., Ser. 2004, 0.57%, VRDN, (Insd. by FHLMC)	8,710,000	8,710,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 0.70%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDA RB:
Home Ownership Proj., Ser. C, 0.32%, VRDN, (LOC: Fortis Bank SA)	14,075,000	14,075,000
ROC RR-II-R 11522, 0.30%, VRDN, (Liq.: Citibank, NA)	20,590,000	20,590,000
Ser. C:
0.35%, VRDN, (LOC: Lloyds TSB Group plc)	11,540,000	11,540,000
0.35%, VRDN, (SPA: Fortis Bank SA)	2,815,000	2,815,000
Ser. D, 0.36%, VRDN, (SPA: Dexia Credit Local)	95,775,000	95,775,000
Ser. E, 0.36%, VRDN, (SPA: Fortis Bank SA)	26,355,000	26,355,000
Wyoming CDA RB:
Ser. 11, 0.37%, VRDN, (SPA: State Street Corp.)	12,000,000	12,000,000
Ser. 1424-R, 0.52%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,535,000	9,535,000
Ser. 2, 0.37%, VRDN, (SPA: State Street Corp.)	11,000,000	11,000,000
Ser. 7, 0.37%, VRDN, (Liq.: State Street Corp.)	9,800,000	9,800,000
Ser. 9, 0.37%, VRDN, (Liq.: State Street Corp.)	8,500,000	8,500,000

		1,631,506,198

INDUSTRIAL DEVELOPMENT REVENUE 5.0%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.24%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,242,000	3,242,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	2,455,000	2,455,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 0.67%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 0.47%, VRDN, (LOC: Bank of America Corp.)	1,325,000	1,325,000
Ascension Parish, LA RB, BASF Corp Proj., 0.53%, VRDN, (LOC: Premier Bank NA)	2,300,000	2,300,000
Beaver Cnty., PA IDA RB, First Energy Nuclear, Ser. B, 0.23%, VRDN, (LOC: Citibank, NA)	12,600,000	12,600,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Boyden, IA IDRB, Dethmers Manufacturing Proj., 0.66%, VRDN, (LOC: U.S. Bancorp)	$1,800,000	$1,800,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 0.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Calcasieu Parish, LA IDRB, Hydroserve Westlake Proj., 0.40%, VRDN, (LOC: Bank One)	5,100,000	5,100,000
California Infrastructure & Econ. Dev. Bank RB, Contemporary Jewish Museum Proj., 0.20%, VRDN, (LOC: Bank of America Corp.)	14,600,000	14,600,000
Carroll Cnty., KY Solid Waste Disposal RB, Celotex Corp. Proj., 0.33%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Chicago, IL IDRB:
Enterprise Ctr. Proj.:
Ser. IX, 0.45%, VRDN, (LOC: LaSalle Bank, NA)	3,146,000	3,146,000
Ser. X, 0.45%, VRDN, (LOC: LaSalle Bank, NA)	4,300,000	4,300,000
PS Greetings, Inc. Proj., 0.41%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.57%, VRDN, (LOC: Wells Fargo & Co.) °°	175,000	175,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.75%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB, Hilmar Cheese Co., Inc. Proj., 0.28%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.21%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,900,000	10,900,000
Dutchess Cnty., NY Indl. Dev. Auth. Civic Facs. RB, Brookview Inc. Proj., 0.32%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,610,000	8,610,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 0.56%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 0.59%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,350,000	1,350,000
Gary, IN EDRB, Grant Street Proj., 0.59%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 0.59%, VRDN, (LOC: Branch Bank & Trust Co.)	2,655,000	2,655,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 0.49%, VRDN, (LOC: Wells Fargo & Co.) °°	1,320,000	1,320,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., 0.61%, VRDN, (LOC: LaSalle Bank, NA)	555,000	555,000
Illinois Fin. Auth. RB, Drivers Trust, Ser. 3420, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,300,000	3,300,000
Jefferson Cnty., KY Indl. RB:
Dant Clayton Corp. Proj., 1.40%, VRDN, (LOC: Bank One)	1,460,000	1,460,000
Zeochem, LLC Proj., 0.31%, VRDN, (LOC: UBS AG)	2,400,000	2,400,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 0.49%, VRDN, (LOC: U.S. Bancorp)	700,000	700,000
Kentucky EDFA RB, Republic Svcs., Inc. Proj., 0.40%, VRDN, (LOC: Bank of America Corp.)	4,650,000	4,650,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 0.49%, VRDN, (LOC: Wells Fargo & Co.) °°	4,885,000	4,885,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 0.54%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 0.40%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 0.49%, VRDN, (LOC: Bank of North Dakota)	2,980,000	2,980,000
Maricopa Cnty., AZ IDA RB, Valley of the Sun YMCA Proj., 0.20%, VRDN, (LOC: US Bank)	7,500,000	7,500,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 0.45%, VRDN, (LOC: Bank of America Corp.)	9,500,000	9,500,000
Massachusetts Indl. Dev. Fin. Agcy. RB, Unilock New York Proj., 1.30%, VRDN, (LOC: Bank One)	2,400,000	2,400,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 0.41%, VRDN, (LOC: U.S. Bancorp)	1,655,000	1,655,000
Miami-Dade Cnty., FL IDRB, Tarmac America Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 0.60%, VRDN, (LOC: U.S. Bancorp)	2,195,000	2,195,000
Mississippi Business Fin. Corp. RB:
Chevron USA, Inc. Proj., Ser. E, 0.14%, VRDN	8,000,000	8,000,000
Mississippi Gulf Opportunity Zone, Chevron USA, Inc. Proj., Ser. B, 0.38%, 01/04/2010, (LOC: Bank of America Corp.)	40,000,000	40,000,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC Proj., 0.59%, VRDN, (SPA: BNP Paribas SA)	2,625,000	2,625,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol, LLC Proj., Ser. 2007, 0.35%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Orange Cnty., FL IDA RB, Central Florida YMCA Proj., Ser. A, 0.32%, VRDN, (LOC: Bank of America Corp.)	2,405,000	2,405,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Oregon EDRB:
Beef Northwest Feeders Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	$2,050,000	$2,050,000
Behlen Manufacturing Co. Proj., 0.43%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Palm Beach Cnty., FL Fin. Auth. RB, Drivers Trust, Ser. 3419, 0.30%, VRDN, (Insd. by BHAC & Liq.: JPMorgan Chase & Co.)	2,275,000	2,275,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 0.56%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, BASF Corp. Proj., 0.53%, VRDN, (Gtd. by BASF Corp.)	12,900,000	12,900,000
Portland, OR Spl. Oblig. RB, Horizon Air Inds., Inc. Proj., Ser. 1997, 0.27%, VRDN, (LOC: Bank of America Corp.)	17,300,000	17,300,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 0.60%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
South Carolina Jobs EDA RB, Chambers Richland Cnty. Proj., Ser. 1997, 0.46%, VRDN, (LOC: SunTrust Banks, Inc.)	5,000,000	5,000,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 0.32%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Stafford Cnty., VA RB, Eclipse Funding Trust Proj., 0.25%, VRDN, (LOC: US Bank)	11,445,000	11,445,000
Washington EDFA RB, Royal Ridge Fruit Proj., 0.59%, VRDN, (LOC: Bank of America Corp.)	2,720,000	2,720,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 0.60%, VRDN, (LOC: U.S. Bancorp)	980,000	980,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 0.64%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Wisconsin Hsg. & EDA RB, Ser. A, 0.45%, VRDN, (LOC: Bank of America Corp.)	4,740,000	4,740,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., Ser. 1996, 0.76%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 0.50%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000

		346,163,000

LEASE 0.5%
Christian Cnty., KY Assn. of Cnty. Leasing, Ser. B, 0.19%, VRDN, (LOC: US Bank)	3,490,000	3,490,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-10, 0.30%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Miami-Dade Cnty., FL COP, Ser. 2008-1119X, 0.27%, VRDN, (LOC: Assured Guaranty & Bank of America Corp.)	5,000,000	5,000,000
Pasadena, CA Pub. Fin. Auth. Lease RB, Rose Bowl Refinancing & Impt., 0.25%, VRDN, (LOC: Bank of America Corp.)	10,370,000	10,370,000
Trimble Cnty., KY Assn. of Cntys. Leasing Trust RB, Ser. A, 0.19%, VRDN, (LOC: US Bank)	4,985,000	4,985,000

		32,640,000

MISCELLANEOUS REVENUE 13.4%
Branch Bank & Trust Muni. Trust RB:
Ser. 1036, 0.41%, VRDN, (LOC: Branch Bank & Trust Co.)	10,050,000	10,050,000
Ser. 5000, 0.43%, VRDN, (SPA: Rabobank Intl.)	18,328,984	18,328,984
Ser. 5001, 0.43%, VRDN, (SPA: Rabobank Intl.)	24,127,800	24,127,800
Ser. 5003, 0.59%, VRDN, (SPA: Rabobank Intl.)	48,909,398	48,909,398
California Infrastructure & Econ. Dev. Bank RB:
India Cmnty. Ctr. Proj., 0.20%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Jewish Cmnty. Ctr. Proj., Ser. A, 0.20%, VRDN, (LOC: Bank of America Corp.)	8,900,000	8,900,000
Rand Corp., Ser. 2008-B, 0.23%, VRDN, (LOC: Bank of America NA)	4,000,000	4,000,000
Clarksville, TN Pub. Bldg. Auth. RB, Tennessee Muni. Fund Proj., 0.30%, VRDN, (LOC: Bank of America Corp.)	1,630,000	1,630,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 0.32%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 0.32%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2006-04, 0.30%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ser. 2007-01, 0.22%, VRDN, (Liq.: by State Street Corp.)	30,000,000	30,000,000
Ser. 2007-02, 0.30%, VRDN, (Gtd. by State Street Corp.)	26,140,000	26,140,000
Ser. 2007-03, 0.32%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-14, 0.42%, VRDN, (Gtd. by State Street Corp.)	15,480,000	15,480,000
Ser. 2007-26, 0.32%, VRDN, (Liq.: State Street Corp.)	94,492,000	94,492,000
Ser. 2007-32, 0.32%, VRDN, (Liq.: State Street Corp.)	18,960,000	18,960,000
Ser. 2007-34, 0.32%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 0.42%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	25,241,000	25,241,000
Ser. 2007-44, 0.32%, VRDN, (Gtd. by State Street Corp.)	28,780,000	28,780,000
Ser. 2009-85, 0.43%, VRDN, (Liq.: State Street Corp.)	29,800,000	29,800,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-B, 0.21%, VRDN, (Gtd. by Motiva Enterprises, LLC)	$26,500,000	$26,500,000
District of Columbia RB:
Carnegie Proj., 0.27%, VRDN, (LOC: Allied Irish Banks plc)	10,000,000	10,000,000
KIPP DC, 0.27%, VRDN, (LOC: M&T Trust Co.)	28,225,000	28,225,000
Erie Cnty., NY IDA Sch. Facs. RB, Ser. 2946, 0.30%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	7,140,000	7,140,000
Florida RB, Drivers Trust, Ser. 3251, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,380,000	2,380,000
Gulf Coast Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994, 0.24%, VRDN, (Gtd. by BP plc)	7,660,000	7,660,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RB, Deer Park Refining Proj., Ser. A, 0.22%, VRDN, (Gtd. by Deer Park Refining)	30,000,000	30,000,000
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RRB, Deer Park Refining, Ltd. Proj., Ser. 2006, 0.21%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	111,300,000	111,300,000
Illinois Edl. Facs. Auth. RB, Newberry Library Proj., 0.30%, VRDN, (LOC: Northern Trust Corp.)	2,400,000	2,400,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A, 2.00%, 01/05/2010, (LOC: JPMorgan Chase & Co.)	100,000,000	100,085,293
Irvine, CA Improvement Act RB, Ser. 07-22-A, 0.22%, VRDN, (SPA: KBC Bank NV)	7,030,000	7,030,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj., Ser. 2008 F, 0.29%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.20%, VRDN, (SPA: Societe Generale SA)	26,200,000	26,200,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,765,000	4,765,000
Missouri Dev. Fin. Board of Cultural Facs. RB, Kauffman Ctr. Performing Proj., Ser. A, 0.23%, VRDN, (LOC: Bank of America Corp.)	900,000	900,000
Montgomery Cnty., MD EDA RB, Brooke Grove Foundation, Inc., 0.33%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,810,000	7,810,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB:
0.24%, VRDN, (LOC: Bank of America Corp.)	4,900,000	4,900,000
Tennessee Cnty. Loan Pool, Ser. 2008, 0.23%, VRDN, (LOC: Bank of America Corp.)	3,780,000	3,780,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 0.33%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 0.54%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Fina Oil & Chemical Co. Proj., Ser. B, 0.28%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Motiva Enterprises Proj.:
Ser. 2008, 0.40%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Ser. A, 0.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	38,300,000	38,300,000
Valdez, AK Marine Terminal RRB, BP Pipelines Proj., Ser. B, 0.19%, VRDN, (Gtd. by BP, plc)	950,000	950,000
Washington Hsg. Fin. Commission RB, Seattle Art Museum Proj., Ser. 2005, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	14,600,000	14,600,000

		936,779,475

PORT AUTHORITY 0.2%
Chicago, IL IDRB, Fed. Marine Proj., Ser. 1984, 0.31%, VRDN, (Insd. by FHLMC)	4,200,000	4,200,000
Cleveland-Cuyahoga Cnty., OH Port Auth. RB, Euclid Ave. Hsg. Corp. Proj., 0.24%, VRDN, (LOC: US Bank)	3,000,000	3,000,000
Port Tacoma, WA RB, ROC-RR-II-R 12056, 0.32%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	9,900,000	9,900,000

		17,100,000

PUBLIC FACILITIES 0.2%
Breckinridge Cnty., KY Lease Program RB, Assn. Cntys. Leasing Trust, Ser. 1999, 0.27%, VRDN, (LOC: U.S. Bank NA)	11,460,000	11,460,000
Stafford Cnty., VA EDRB, Ser. 2635, 0.32%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,665,000	1,665,000

		13,125,000

RESOURCE RECOVERY 0.8%
Port Arthur, TX Environmental Facs. RB, Motiva Enterprises Proj.:
Ser. A, 0.19%, VRDN, (Gtd. by Motiva Enterprises, LLC)	21,000,000	21,000,000
Ser. B, 0.18%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Port Arthur, TX Environmental Facs. RRB, Motiva Enterprises, Ser. 2008-B, 0.21%, VRDN, (Gtd. by Motiva Enterprises, LLC)	$26,800,000	$26,800,000

		57,800,000

SOLID WASTE 2.0%
New York Environmental Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	22,070,000	22,070,000
Ohio Solid Waste RB, BP Exploration & Oil Proj., 0.24%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,375,000	1,375,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.70%, VRDN, (Gtd. by Flint Hills Resources)	11,000,000	11,000,000
Ser. 2002-A, 0.35%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. 2006, 0.70%, VRDN, (Gtd. by Flint Hills Resources)	10,500,000	10,500,000
Ser. 2007, 0.70%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.70%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Ser. B, 0.55%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000
Wayne Cnty., GA Dev. Auth. Solid Waste Disposal RB, Rayonier Proj., 0.37%, VRDN, (LOC: Bank of America Corp.)	15,000,000	15,000,000

		136,645,000

SPECIAL TAX 4.3%
Austin, TX RB, Hotel Occupancy Tax Sub Lien, Ser. A, 0.28%, VRDN, (SPA: Dexia SA)	6,095,000	6,095,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 0.30%, VRDN, (LOC: U.S. Bancorp)	12,995,000	12,995,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326, 0.37%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
District of Columbia Ballpark RB, Ser. B, 0.30%, VRDN, (LOC: Bank of America Corp.)	6,850,000	6,850,000
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 0.27%, VRDN, (Insd. by FSA & Liq.: Citibank, NA)	17,845,000	17,845,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 0.27%, VRDN, (SPA: Deutsche Bank AG)	2,225,000	2,225,000
New York Convention Ctr. Dev. Corp. RB, New York Hotel Unit Fee Secd.Ser. 3095, 0.25%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	18,335,000	18,335,000
New York Personal Income Tax RB, Urban Dev. Corp. Proj., Ser. 3470, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New York RB, Dorm. Auth. Personal Income Tax Ed. Proj., Ser. 3471, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,525,000	4,525,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 3-C, 0.35%, VRDN, (SPA: Dexia SA)	10,900,000	10,900,000
Ser. 3-D, 0.35%, VRDN, (SPA: Dexia SA)	55,750,000	55,750,000
Puerto Rico Sales Tax Fin. Corp. RB, PFOTER, Ser. 267, 0.75%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Puerto Rico Sales Tax Fin. Corp. RRB:
Ser. 3033, 0.38%, VRDN, (Liq.: Morgan Stanley)	23,330,000	23,330,000
Ser. 3036, 0.37%, VRDN, (Liq.: Morgan Stanley)	91,930,000	91,930,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 0.23%, VRDN, (SPA: Rabobank Nederlands)	4,100,000	4,100,000
South Carolina Trans. Infrastructure RB, Ser. 1283, 0.35%, VRDN, (Insd. by AMBAC)	8,675,000	8,675,000
Wisconsin Trans. RRB, PUTTERS, Ser. 2790, 0.32%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	13,710,000	13,710,000

		298,772,000

TOBACCO REVENUE 0.1%
Alaska Tobacco Settlement Northern Tobacco Securitization Corp. RB, PFOTER, 0.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,385,000	9,385,000

TRANSPORTATION 3.0%
Massachusetts Bay Trans. Auth. RB, Ser. A1, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	56,570,000	56,570,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.22%, VRDN, (Gtd. by State Street Corp.)	45,425,000	45,425,000
Ser. 038, 0.27%, VRDN, (Insd. by AMBAC & Liq.: & LOC: Wells Fargo & Co.) °°	250,000	250,000
New Jersey Turnpike Auth. RB, Dexia Credit Local Trust, Ser. 2008-057, 0.47%, VRDN, (Insd. by FSA & SPA: Dexia SA)	29,215,000	29,215,000

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Metropolitan Trans. Auth. RB:
Ser. 2005G-1, 0.20%, VRDN, (LOC: BNP Paribas SA)	$38,120,000	$38,120,000
Ser. G-1, 0.21%, VRDN, (SPA: Bank of Nova Scotia)	34,000,000	34,000,000
Southeastern Pennsylvania Trans. Auth. RB, 0.21%, VRDN, (LOC: PNC Bank Corp.)	4,800,000	4,800,000

		208,380,000

UTILITY 6.0%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A, 1.00%, 04/01/2010, (Gtd. by American Muni. Power Ohio, Inc.)	198,700,000	198,703,987
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 0.27%, VRDN, (SPA: Deutsche Bank AG)	3,525,000	3,525,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.23%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Central Plains, NE RB, Nebraska Gas Proj. No. 2, Ser. 2009, 0.25%, VRDN, (SPA: Royal Bank of Canada)	20,000,000	20,000,000
Colorado Springs, CO Util. Sys. RB, ROC RR-II-R 457, 0.25%, VRDN, (LOC: Citibank, NA)	7,465,000	7,465,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.25%, VRDN, (SPA: Royal Bank of Canada)	12,230,000	12,230,000
Lower Alabama Gas Dist. RB, Alabama Gas Supply Proj., Ser A, 0.27%, VRDN, (SPA: Societe Generale)	46,917,000	46,917,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.71%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	7,370,000	7,370,000
Mesa, AZ Util. Sys. RB, ROC RR-II-R 11032, 0.41%, VRDN, (Insd. by FSA & LOC: Citibank, NA)	15,600,000	15,600,000
Municipal Energy Acquisition Corp. RB, PFOTER, Tennessee Gas Proj., Ser. 1578, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	50,000,000	50,000,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply RB, Ser. 2009, 0.27%, VRDN, (LOC: RBC)	40,000,000	40,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.21%, VRDN, (SPA: Societe Generale SA)	6,852,000	6,852,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.35%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	9,015,000	9,015,000

		418,527,987

WATER & SEWER 5.3%
Atlanta, GA Water & Wastewater RB, Ser. 2008-05, 0.47%, VRDN, (Insd. by FSA & SPA: Dexia SA)	25,325,000	25,325,000
Baltimore, MD MSTR RB, Ser. 152, 0.33%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Buffalo, NY Muni. Water Fin. Auth. RB, 0.21%, VRDN, (Liq.: JPMorgan Chase & Co.)	13,225,000	13,225,000
California Dept. Water Resource & Power Supply RRB, Ser. 2008-I-1, 0.19%, VRDN, (LOC: Allied Irish Banks plc)	500,000	500,000
California Water Resource. & Power Supply RB, Ser. C-1, 0.25%, VRDN, (SPA: Dexia SA)	15,000,000	15,000,000
Chicago, IL Water RB:
Eclipse Funding Trust, Ser. 2006-0106, 0.30%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	33,990,000	33,990,000
Subser. 04, 0.27%, VRDN, (Liq.: State Street Corp.)	3,205,000	3,205,000
Clay Cnty., FL RB, Drivers Trust, Ser. 3439, 0.57%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 0.32%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	16,460,000	16,460,000
Detroit, MI Sewer Disposal Auth. RB, Ser. A, 5.95%, 01/01/2010, (Insd. by FGIC)	14,490,000	14,566,942
Detroit, MI Sewer Disposal Auth. RRB, Ser. 2006, 0.45%, 08/03/2010, (LOC: Bank of New York Mellon Corp.)	69,888,000	69,888,000
Indianapolis, IN Pub. Impt. RB, Waterworks Proj., ROC RR-II-R 11779, 0.32%, VRDN, (Liq.: Citibank, NA)	24,825,000	24,825,000
Kentucky Rural Water Fin. Corp. RB, Ser. B-1:
2.25%, 02/01/2010, (Gtd. by Kentucky Rural Water Fin. Corp.)	3,570,000	3,574,464
2.00%, 03/01/2010, (Gtd. by Kentucky Rural Water Fin. Corp.)	15,000,000	15,029,458
King Cnty., WA Sewer RB, Ser. 3090, 0.25%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	16,690,000	16,690,000
Massachusetts Water Resource Auth. RB, Ser. E, 0.26%, VRDN, (Gtd. by Massachusetts Water Resource Auth.)	50,000,000	50,000,000
Minnesota Rural Water. Fin. Auth. RB, Ser. 2009, 2.25%, 05/01/2010, (Liq.: Morgan Keegan & Co., Inc.)	6,800,000	6,834,889
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Utility Auth., Wastewater Treatment Proj., Ser. 2006-A, 0.31%, VRDN, (Insd. by FSA & SPA: Dexia SA)	3,825,000	3,825,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Fiscal Year 2002, Ser. 3092, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	7,655,000	7,655,000

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York, NY RB, Drivers Trust:
Ser. 3465, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	$5,995,000	$5,995,000
Ser. 3477, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,000,000	4,000,000
Ser. 3482, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,250,000	7,250,000
North Dakota Rural Water Fin. Corp. RB, Pub. Proj. Construction Notes, Ser. A-3, 1.50%, 10/01/2010, (LOC: Regions Bank)	12,500,000	12,561,961
Pennsylvania EDA Wastewater Treatment RB, Sunoco, Inc. Proj., Ser. B, 0.20%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,000,000	8,000,000

		372,100,714

Total Municipal Obligations (cost $6,855,156,144)		6,855,156,144

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 0.22% q (cost $500,000)	500,000	500,000

Total Investments (cost $6,988,444,144) 99.9%		6,988,444,144
Other Assets and Liabilities 0.1%		9,871,930

Net Assets 100.0%		$6,998,316,074

°°	Credit enhancement is provided by a non-controlled affiliate.
q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at November 30, 2009.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2009:

Texas	11.4%
New York	9.5%
California	7.1%
Ohio	6.1%
Illinois	5.9%
Michigan	4.8%
Wisconsin	4.8%
Florida	3.7%
Indiana	3.7%
Delaware	3.7%
Massachusetts	2.4%
Puerto Rico	2.0%
Georgia	1.9%
Alaska	1.8%
New Hampshire	1.7%
Pennsylvania	1.7%
North Carolina	1.6%
Oregon	1.6%
Maryland	1.5%
Kentucky	1.3%
Wyoming	1.3%
Arizona	1.3%
Tennessee	1.3%
New Jersey	1.3%
District of Columbia	1.2%
Mississippi	1.2%
Virginia	1.0%
Washington	1.0%
Louisiana	1.0%
South Dakota	0.9%
New Mexico	0.8%
Alabama	0.8%
Minnesota	0.7%
Colorado	0.5%
South Carolina	0.4%
Nebraska	0.4%
Missouri	0.4%
North Dakota	0.4%
Iowa	0.4%
Hawaii	0.4%
Connecticut	0.3%
Kansas	0.3%
Rhode Island	0.3%
Idaho	0.1%
Non-state specific	4.1%

100.0%

On November 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$132,788,000	$0	$132,788,000
Debt securities issued by states in the U.S. and its political subdivisions	0	6,855,156,144	0	6,855,156,144
Other	500,000	0	0	500,000

	$500,000	$6,987,944,144	$0	$6,988,444,144

15

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 18.4%
Cash Management Bill, 0.44%, 06/17/2010 ß	$105,000,000	$$104,745,900
U.S. Treasury Bills:
0.32%, 12/17/2009 ß	175,000,000	174,975,067
0.34%, 12/10/2009-12/24/2009 ß	325,000,000	324,945,947
0.35%, 12/10/2009 ß	75,000,000	74,993,447
0.47%, 04/01/2010 ß	200,000,000	199,685,232
U.S. Treasury Notes:
2.00%, 02/28/2010	25,000,000	25,102,977
3.25%, 12/31/2009	125,000,000	125,263,907
3.50%, 02/15/2010	25,000,000	25,164,063

Total U.S. Treasury Obligations (cost $1,054,876,540)		1,054,876,540

REPURCHASE AGREEMENTS^^ 81.6%
Bank of America Corp.:
0.13%, dated 11/30/2009, maturing 12/01/2009, maturity value $410,001,481 (1)	410,000,000	410,000,000
Avg. rate of 0.14%, dated 11/30/2009, maturing 12/07/2009, maturity value $100,002,639 (2) *	100,000,000	100,000,000
Barclays Capital, Inc., 0.15%, dated 11/30/2009, maturing 12/01/2009, maturity value $710,002,958 (3)	710,000,000	710,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.14%, dated 11/30/2009, maturing 12/07/2009, maturity value $100,002,667 (4) *	100,000,000	100,000,000
Deutsche Bank AG:
0.15%, dated 11/30/2009, maturing 12/01/2009, maturity value $410,001,708 (5)	410,000,000	410,000,000
Avg. rate of 0.14%, dated 11/30/2009, maturing 12/07/2009, maturity value $350,009,431 (5) *	350,000,000	350,000,000
Avg. rate of 0.15%, dated 11/30/2009, maturing 12/07/2009, maturity value $450,012,875 (6) *	450,000,000	450,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.13%, dated 11/30/2009, maturing 12/07/2009, maturity value $225,005,813 (7) *	225,000,000	225,000,000
Morgan Stanley, Avg. rate of 0.12%, dated 11/30/2009, maturing 12/07/2009, maturity value $225,005,125 (8) *	225,000,000	225,000,000
RBC Dain Rauscher Corp., Avg. rate of 0.11%, dated 11/30/2009, maturing 12/07/2009, maturity value $200,004,222 (9) *	200,000,000	200,000,000
Societe Generale:
0.13%, dated 11/30/2009, maturing 12/01/2009, maturity value $410,001,481 (10)	410,000,000	410,000,000
Avg. rate of 0.13%, dated 11/30/2009, maturing 12/07/2009, maturity value $400,010,111 (11) *	400,000,000	400,000,000
State Street Corp., 0.10%, dated 11/30/2009, maturing 12/01/2009, maturity value $208,152,674 (12)	208,152,096	208,152,096
UBS AG:
0.14%, dated 11/30/2009, maturing 12/01/2009, maturity value $320,001,244 (13)	320,000,000	320,000,000
0.15%, dated 11/30/2009, maturing 12/01/2009, maturity value $150,000,625 (14)	150,000,000	150,000,000

Total Repurchase Agreements (cost $4,668,152,096)		4,668,152,096

Total Investments (cost $5,723,028,636) 100.0%		5,723,028,636
Other Assets and Liabilities 0.0%		2,465,747

Net Assets 100.0%		$5,725,494,383

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$69,029,000 U.S. Treasury Notes, 2.625% to 4.50%, 11/15/2010 to 06/30/2014, value including accrued interest is $72,072,129; $346,162,500 U.S. Treasury Bill, 0.00%, 03/11/2010, value is $346,127,884.
(2)	$191,865,191 GNMA, 3.625% to 8.00%, 05/15/2014 to 09/15/2050, value including accrued interest is $102,000,000.
(3)

$241,400,000 U.S. Treasury Bond, 6.00%, 02/15/2026, value including accrued interest is $306,000,004; $405,708,400 U.S. Treasury Note, 3.125%, 10/31/2016, value including accrued interest is $418,200,072.

(4)	$96,135,000 U.S. Treasury Bond, 4.50%, 08/15/2039, value including accrued interest is $102,004,448.
(5)

$206,155,500 U.S. Treasury Bond, 5.25%, 02/15/2029, value including accrued interest is $241,417,356; $191,636,500 TIPS, 2.00%, 01/15/2026, value including accrued interest is $219,617,493; $284,625,400 U.S. Treasury STRIPS, 0.00%, 11/15/2016 to 05/15/2020, value is $197,709,562; $100,708,400 U.S. Treasury Note, 4.875%, 08/15/2016, value including accrued interest is $116,455,628. This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(6)	$454,023,206 GNMA, 4.00% to 5.50%, 07/20/2037 to 10/20/2039, value including accrued interest is $459,000,000.
(7)	$232,086,000 U.S. Treasury Notes, 2.125% to 2.75%, 11/30/2014 to 02/15/2019, value including accrued interest is $229,501,377.
(8)	$218,717,900 U.S. Treasury Notes, 1.125% to 4.75%, 01/15/2012 to 01/31/2012, value including accrued interest is $229,500,063.
(9)	$204,002,100 U.S. Treasury Bill, 0.00%, 01/07/2010, value is $204,000,060.
(10)

$160,000,000 TIPS, 2.00%, 01/15/2026, value including accrued interest is $183,579,505; $173,488,600 U.S. Treasury Bill, 0.00%, 12/03/2009, value is $173,488,600; $60,522,500 U.S. Treasury Note, 1.375%, 04/15/2012, value including accrued interest is $61,355,812.

(11)	$394,640,500 U.S. Treasury Notes, 1.375% to 4.00%, 04/15/2012 to 08/15/2018, value including accrued interest is $408,023,192.
(12)	$35,170,000 U.S. Treasury Bill, 0.00%, 05/27/2010, value is $35,126,038; $177,191,798 U.S. Treasury Notes, 0.875% to 5.125%, 10/31/2010 to 06/30/2011, value including accrued interest is $179,605,515.
(13)	$322,775,000 U.S. Treasury Note, 1.00%, 07/31/2011, value including accrued interest is $326,404,686.
(14)	$348,638,127 GNMA, 3.625% to 6.50%, 11/20/2024 to 11/20/2039, value including accrued interest is $153,003,458.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On November 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$1,054,876,540	$0	$1,054,876,540
Repurchase agreements	0	4,668,152,096	0	4,668,152,096

	$0	$5,723,028,636	$0	$5,723,028,636

2

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 79.9%
FFCB, FRN, 0.17%, 02/05/2010	$100,000,000	$100,000,000
FHLB:
0.06%, 01/11/2010	100,000,000	99,993,167
0.08%, 02/12/2010	75,000,000	74,987,833
0.10%, 02/05/2010-02/16/2010	310,000,000	309,940,514
0.31%, 02/22/2010	50,000,000	49,997,308
0.77%, 12/30/2009	100,000,000	100,048,471
FRN, 0.84%, 01/13/2010	35,000,000	35,006,163
FHLMC:
0.36%, 12/29/2009	100,000,000	99,972,000
4.00%, 12/15/2009	6,771,000	6,781,036
FNMA:
0.08%, 02/01/2010	65,800,000	65,790,934
0.09%, 01/04/2010-01/20/2010	235,000,000	234,974,025
0.11%, 01/04/2010	175,000,000	174,981,819
0.13%, 12/31/2009	51,908,000	51,902,377
0.15%, 12/01/2009-02/01/2010	142,500,000	142,474,167
0.33%, 12/28/2009	18,000,000	17,995,545
4.625%, 12/15/2009	15,000,000	15,025,697

Total U.S. Government & Agency Obligations (cost $1,579,871,056)		1,579,871,056

REPURCHASE AGREEMENTS ^^ 27.7%
Bank of America Corp., 0.14%, dated 11/30/2009, maturing 12/01/2009, maturity value $155,000,603 (1)	155,000,000	155,000,000
Barclays Capital, Inc., 0.15%, dated 11/30/2009, maturing 12/01/2009, maturity value $155,000,646 (2)	155,000,000	155,000,000
Deutsche Bank AG, 0.16%, dated 11/30/2009, maturing 12/01/2009, maturity value $155,000,689 (3)	155,000,000	155,000,000
State Street Corp., 0.10%, dated 11/30/2009, maturing 12/01/2009, maturity value $83,612,825 (4)	83,612,593	83,612,593

Total Repurchase Agreements (cost $548,612,593)		548,612,593

Total Investments (cost $2,128,483,649) 107.6%		2,128,483,649
Other Assets and Liabilities (7.6%)		(149,461,446)

Net Assets 100.0%		$1,979,022,203

^^	Collateralized by:
(1)	$163,877,000 STRIPS, 0.00%, 01/15/2015, value is $143,557,891; $14,520,000 FHLB, 1.875%, 11/19/2012, value including accrued interest is $14,546,469.
(2)	$115,100,800 U.S. Treasury Bond, 6.875%, 08/15/2025, value including accrued interest is $158,100,135.
(3)

$70,000,000 FNMA, 4.75% to 5.60%, 06/10/2019 to 05/15/2037, value including accrued interest is $72,421,478; $63,422,000 FHLMC, 0.00% to 5.125%, 07/12/2010 to 08/23/2010, value including accrued interest is $64,813,329; $20,355,000 FHLB, 1.80% to 4.52%, 08/10/2010 to 06/22/2012, value including accrued interest is $20,867,902.

(4)	$81,490,000 U.S. Treasury Notes, 1.38% to 5.13%, 06/30/2011 to 05/15/2012, value including accrued interest is $86,070,724.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

On November 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment   speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of   investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by U.S. Treasury and U.S. government agencies	$0	$1,579,871,056	$0	$1,579,871,056
Repurchase agreements	0	548,612,593	0	548,612,593

	$0	$2,128,483,649	$0	$2,128,483,649

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 2.7%
Bank of Montreal, 0.18%, 01/20/2010	$50,000,000	$50,000,000
Dexia Credit Local SA, 1.02%, 08/13/2010	75,000,000	75,010,518

Total Certificates of Deposit (cost $125,010,518)		125,010,518

COMMERCIAL PAPER 87.3%
Asset-Backed 39.3%
Amstel Funding Corp.:
0.55%, 12/01/2009	30,000,000	30,000,000
1.00%, 12/16/2009	32,000,000	31,986,667
1.10%, 12/04/2009	35,000,000	34,996,792
Antalis U.S. Funding Corp.:
0.22%, 12/09/2009	29,997,000	29,995,533
0.23%, 01/15/2010	35,000,000	34,989,937
Atlantic Asset Securitization Corp., 0.15%, 12/01/2009	50,000,000	50,000,000
Barton Capital Corp., 0.15%, 12/01/2009	27,978,000	27,978,000
Beethoven Funding Corp., 0.55%, 12/18/2009	25,000,000	24,993,507
BNZ International Funding, Ltd., 0.22%, 01/28/2010	15,000,000	14,994,683
Cancara Asset Securitization, LLC:
0.25%, 01/13/2010	20,000,000	19,994,028
0.26%, 02/04/2010	50,000,000	49,976,528
Charta, LLC, 0.15%, 12/02/2009	61,160,000	61,159,745
Ciesco, LLC:
0.18%, 12/02/2009	30,000,000	29,999,850
0.18%, 12/11/2009	25,000,000	24,998,750
Clipper Receivables Co.:
0.15%, 12/03/2009	45,000,000	44,999,625
0.18%, 12/01/2009	50,000,000	50,000,000
Concord Minutemen Capital Co., LLC, 0.55%, 01/25/2010	70,000,000	69,941,180
Crown Point Capital Co., 0.55%, 01/25/2010	70,000,000	69,941,181
Erasmus Capital Corp.:
0.21%, 12/01/2009	30,000,000	30,000,000
0.22%, 12/02/2009	30,000,000	29,999,817
Gemini Securitization Corp., 0.16%, 12/01/2009	25,000,000	25,000,000
Govco, LLC, 0.26%, 01/08/2010	55,000,000	54,984,906
Grampian Funding, LLC:
0.36%, 12/14/2009	50,000,000	49,993,500
0.40%, 01/06/2010	20,000,000	19,992,000
Intesa Funding, LLC, 0.15%, 12/02/2009	90,000,000	89,999,625
Kitty Hawk Funding Corp.:
0.15%, 12/08/2009	50,000,000	49,998,542
0.17%, 12/15/2009	27,507,000	27,505,181
Lexington Parker Capital Corp., LLC, 0.55%, 02/02/2010	60,000,000	59,942,250
Manhattan Asset Funding Co., 0.15%, 12/01/2009	50,000,000	50,000,000
Mont Blanc Capital Corp., 0.16%, 12/01/2009	50,000,000	50,000,000
Nieuw Amsterdam Receivables Co., 0.23%, 12/03/2009	70,000,000	69,999,106
Ranger Funding Co., LLC, 0.15%, 12/01/2009	61,599,000	61,599,000
Regency Markets No. 1, LLC, 0.19%, 12/17/2009	19,077,000	19,075,389
Rhein Main Securitization, Ltd., 0.30%, 01/25/2010	35,000,000	34,983,958
Rheingold Securitisation, Ltd.:
0.30%, 12/03/2009	17,528,000	17,527,708
0.35%, 12/03/2009	24,866,000	24,865,516
0.35%, 02/16/2010	25,000,000	24,981,285
Romulus Funding Corp., 0.35%, 12/04/2009	22,725,000	22,724,337
Scaldis Capital, LLC, 0.24%, 12/04/2009	50,000,000	49,999,000
Solitaire Funding, LLC:
0.25%, 01/19/2010	45,000,000	44,984,687
0.29%, 01/06/2010	20,000,000	19,994,200
Starbird Funding Corp., 0.15%, 12/01/2009	25,000,000	25,000,000
Surrey Funding Corp., 0.22%, 01/20/2010	50,000,000	49,984,722

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Tasman Funding, Inc.:
0.26%, 12/02/2009	$25,000,000	$24,999,819
0.26%, 12/09/2009	25,000,000	24,998,556
Ticonderoga Funding, LLC, 0.18%, 12/16/2009	10,000,000	9,999,250
Versailles CDS, LLC, 0.48%, 01/05/2010	35,000,000	34,983,667

		1,799,062,027

Capital Markets 1.5%
State Street Corp., 0.21%, 02/17/2010	70,000,000	69,968,150

Commercial Banks 29.3%
Allied Irish Banks plc, 0.30%, 12/14/2009	90,000,000	89,990,250
Bank of New Zealand International Funding, Ltd., 0.25%, 12/03/2009	65,000,000	64,999,097
BNP Paribas SA:
0.21%, 01/27/2010	25,000,000	24,991,688
0.22%, 12/23/2009	64,500,000	64,491,328
BPCE:
0.20%, 12/16/2009	25,000,000	24,997,917
0.25%, 12/31/2009	19,000,000	18,996,042
0.27%, 01/11/2010	10,000,000	9,996,925
0.28%, 12/11/2009	25,000,000	24,998,056
Calyon, 0.14%, 12/29/2009	75,000,000	74,991,833
Commerzbank U.S. Finance, Inc., 0.21%, 12/31/2009	75,000,000	75,000,312
Danske Corp.:
0.13%, 12/08/2009	20,000,000	19,999,494
0.25%, 12/15/2009	65,000,000	64,993,807
Deutsche Bank AG, 0.10%, 12/02/2009	90,000,000	89,999,750
DnB NOR Bank ASA, 0.19%, 02/26/2010	90,000,000	89,958,675
Irish Permanent Treasury:
0.34%, 12/09/2009	10,000,000	9,999,244
0.35%, 12/07/2009	30,000,000	29,998,250
0.35%, 12/14/2009	50,000,000	49,993,681
Lloyds Bank plc:
0.19%, 12/01/2009	20,000,000	20,000,000
0.21%, 02/17/2010	70,000,000	69,968,150
Natixis, 0.15%, 12/14/2009	90,000,000	89,995,125
Rabobank USA Financial Corp., 0.27%, 05/17/2010	70,000,000	69,912,325
Societe Generale, 0.30%, 05/17/2010	85,000,000	84,881,708
Swedbank AB:
0.54%, 12/11/2009	25,000,000	24,996,250
0.82%, 02/12/2010	75,000,000	74,875,292
Unicredito Italiano SpA, 0.33%, 01/04/2010	75,000,000	74,976,625

		1,338,001,824

Consumer Finance 1.8%
ENI Finance USA, Inc.:
0.14%, 12/09/2009	20,000,000	19,999,378
0.15%, 12/09/2009	45,000,000	44,998,500
0.15%, 12/28/2009	15,700,000	15,698,233

		80,696,111

Diversified Financial Services 12.0%
Alcon Capital Corp., 0.10%, 12/01/2009	57,000,000	57,000,000
Dexia Delaware, LLC, 0.25%, 12/04/2009	90,000,000	89,998,125
Eksportfinans ASA:
0.15%, 12/15/2009	70,000,000	69,995,917
0.20%, 12/15/2009	25,000,000	24,998,055
Fortis Funding, LLC, 0.21%, 12/07/2009	70,000,000	69,997,550

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Diversified Financial Services continued
ING (U.S.) Funding, LLC, 0.23%, 12/14/2009	$65,000,000	$64,994,601
JPMorgan Chase & Co., 0.17%, 12/04/2009	90,000,000	89,998,725
San Paolo IMI U.S. Financial Co.:
0.13%, 12/21/2009	40,000,000	39,997,111
0.13%, 12/22/2009	40,000,000	39,996,967

		546,977,051

Insurance 1.1%
Prudential plc, 0.25%, 02/08/2010	50,000,000	49,976,042

Oil, Gas & Consumable Fuels 0.9%
Total Capital SA, 0.18%, 12/30/2009	43,134,000	43,127,746

Thrifts & Mortgage Finance 1.4%
Nationwide Building Society, 0.24%, 01/12/2010	65,000,000	64,981,800

Total Commercial Paper (cost $3,992,790,751)		3,992,790,751

CORPORATE BONDS 0.2%
Diversified Consumer Services 0.2%
AARP, FRN, 0.30%, 12/03/2009 (cost $10,000,000)	10,000,000	10,000,000

MASTER NOTE 1.8%
Bank of America Corp., 0.29%, 12/01/2009 (cost $80,000,000)	80,000,000	80,000,000

MUNICIPAL OBLIGATIONS 0.4%
Miscellaneous Revenue 0.4%
SF Tarns, LLC, FRN, 0.30%, 12/03/2009 (cost $15,580,000)	15,580,000	15,580,000

TIME DEPOSITS 4.2%
Bank of Ireland, 0.29%, 12/02/2009	90,000,000	90,000,000
Societe Generale, 0.14%, 12/01/2009	100,000,000	100,000,000

Total Time Deposits (cost $190,000,000)		190,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.6%
FFCB, FRN, 0.82%, 02/04/2010 (cost $75,000,000)	75,000,000	75,000,000

REPURCHASE AGREEMENT ^^ 0.3%
State Street Corp., 0.10%, dated 11/30/2009, maturing 12/01/2009, maturity value $13,877,563 (cost $13,877,524)
	13,877,524	13,877,524

Total Investments (cost $4,502,258,793) 98.5%		4,502,258,793
Other Assets and Liabilities 1.5%		69,931,538

Net Assets 100.0%		$4,572,190,331

^^	Collateralized by: $15,000,000 U.S. Treasury Bill, 0.00%, 05/27/2010, value is $14,981,250.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FRN	Floating Rate Note

On November 30, 2009, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Corporate debt securities	$0	$4,082,790,751	$0	$4,082,790,751
Debt securities issued by states in the U.S. and its political subdivisions	0	15,580,000	0	15,580,000
Debt securities issued by U.S. Treasury and U.S. government agencies	0	75,000,000	0	75,000,000
Repurchase agreements	0	13,877,524	0	13,877,524
Other	0	315,010,518	0	315,010,518

	$0	$4,502,258,793	$0	$4,502,258,793

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Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: January 29, 2010
By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: January 29, 2010